Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Information

The accounting policies of the reportable segments are the same as those described in Note 1 of the Notes to the Consolidated Financial Statements.

(In millions)	Chlorovinyls	Building Products	Eliminations, Unallocated and Other		Total
Year Ended December 31, 2015
Net sales	$2,506.1	$690.9	$—		$3,197.0
Intersegment revenues	214.0	—	(214.0)		—

Total net sales	$2,720.1	690.9	(214.0)		$3,197.0

Restructuring and divestiture costs	$0.3	9.3	12.8		$22.4
Integration-related costs and other, net	$0.3	$0.6	$15.1		$16.0
Goodwill impairment charges	$864.1	—	—		$864.1
Depreciation and amortization	$205.8	23.0	10.8		$239.6

Operating income (loss)	$(768.5)	38.0	(77.4	)(1)	$(807.9)
Interest expense, net					(72.9)
Debt refinancing costs					(3.2)
Foreign exchange loss					(2.3)

Loss from continuing operations before income taxes					$(886.3)

Capital expenditures	$144.0	19.9	28.0		$191.9
Total assets	$3,909.4	557.7	72.3		$4,539.4

Year Ended December 31, 2014
Net sales	$2,930.2	$712.3	$—		$3,642.5
Intersegment revenues	256.0	—	(256.0)		—

Total net sales	$3,186.2	712.3	(256.0)		$3,642.5
Restructuring and divestiture costs	$12.6	4.2	(0.1)		$16.7
Integration-related costs and other, net	$6.2	—	26.0		$32.2
Goodwill impairment charges	$4.1	—	—		$4.1
Depreciation and amortization	$200.3	21.9	9.7		$231.9

Operating income	$213.9	37.7	(84.9	)(1)	$166.7
Interest expense, net					(71.0)
Foreign exchange loss					(1.0)

Income from continuing operations before income taxes					$94.7

Capital expenditures	$148.9	31.2	13.0		$193.1
Total assets	$4,872.0	581.3	202.7		$5,656.0

Year Ended December 31, 2013
Net sales	$2,917.3	$667.8	$—		$3,585.1
Intersegment revenues	$226.2	0.1	(226.3)		$—

Total net sales	$3,143.5	667.9	(226.3)		$3,585.1
Restructuring and divestiture costs	$(0.1)	2.8	7.3		$10.0
Integration-related costs and other, net	$(8.8)	—	41.4		$32.6
Depreciation and amortization	$174.2	21.2	6.9		$202.3

Operating income	$434.9	47.0	(96.2	)(1)	$385.7
Interest expense, net					(71.5)
Debt refinancing costs					(78.5)
Gain on acquisition of controlling interest					25.9
Foreign exchange loss					(0.2)

Income from continuing operations before income taxes					$261.4

Capital expenditures	$132.7	33.3	11.9		$177.9
Total assets	$5,074.0	577.8	205.3		$5,857.1

(1)	Includes shared services, administrative and legal expenses.

Schedule of Sales by Product Line

The table below summarizes net sales by product line for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(In millions)	2015	2014	2013
Chlorovinyls
Chlor-alkali and derivative products	$2,056.3	$2,435.3	$2,447.2
Compound products	449.8	494.9	470.1

Total	2,506.1	2,930.2	2,917.3

Building Products
Moulding products	148.8	148.2	132.3
Outdoor building products	542.1	564.1	535.5

Total	690.9	712.3	667.8

Net Sales	$3,197.0	$3,642.5	$3,585.1

Schedule of Sales Attributable to Geographic Areas Based on Customer Location

Sales are attributable to geographic areas based on customer location and were as follows for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(In millions)	2015	2014	2013
Net sales:
United States	$2,699.4	$3,077.8	$3,054.1
Non-U.S.	497.6	564.7	531.0

Net Sales	$3,197.0	$3,642.5	$3,585.1

Schedule of Long-Lived Assets, Excluding Intangible Assets, Property, Plant and Equipment by Geographic Areas

As of December 31, 2015 and 2014, our long-lived assets, excluding intangible assets, by geographic areas were as follows:

	December 31,
(In millions)	2015	2014
Long-lived assets (excluding intangible assets):
United States	$1,369.0	$1,330.3
Non-U.S.	187.5	232.1

Total	$1,556.5	$1,562.4

Schedule of Net Assets by Geographic Locations

Net assets are attributable to geographic areas based on the location of the legal entity. Net assets by geographic locations as of December 31, 2015 and 2014 were as follows:

	December 31,
(In millions)	2015	2014
Net assets:
United States	$1,432.9	$2,255.2
Non-U.S.	220.2	333.8

Total	$1,653.1	$2,589.0